Share-Based Compensation - RSU Activity (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	37,740,804
Granted (in shares)		1,578,500
Vested (in shares)	(5,051,850)
Forfeited (in shares)	(9,035,531)
Unvested restricted shares outstanding at end of the year (in shares)	23,653,423	37,740,804
Vested or expected to vest (in shares)	23,653,423
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share)	$ 0.20
Vested (in dollars per share)	0.22
Forfeited (in dollars per share)	0.19
Unvested restricted shares outstanding at end of the year (in dollars per share)	0.21	$ 0.20
Vested or expected to vest (in dollars per share)	$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%